Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Mineral Stream Interests

	Six Months Ended June 30, 2022

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Jun 30, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Balance Jun 30, 2022	Balance Jan 1, 2022	Depletion	Balance Jun 30, 2022

Gold interests
Salobo	$3,059,876	$11	$3,059,887	$(621,937)	$(30,371)	$(652,308)	$2,407,579
Sudbury 2	623,864	-	623,864	(316,695)	(12,684)	(329,379)	294,485
Constancia	140,058	-	140,058	(36,269)	(4,859)	(41,128)	98,930
San Dimas	220,429	-	220,429	(53,706)	(5,373)	(59,079)	161,350
Stillwater 3	239,352	-	239,352	(19,567)	(2,255)	(21,822)	217,530
Other 4	761,334	55,527	816,861	(396,542)	(623)	(397,165)	419,696
	$5,044,913	$55,538	$5,100,451	$(1,444,716)	$(56,165)	$(1,500,881)	$3,599,570

Silver interests
Peñasquito	$524,626	$-	524,626	$(202,608)	$(15,276)	$(217,884)	$306,742
Antamina	900,343	-	900,343	(320,291)	(18,669)	(338,960)	561,383
Constancia	302,948	-	302,948	(97,064)	(7,212)	(104,276)	198,672
Other 5	1,438,974	1,019	1,439,993	(845,779)	(16,270)	(862,049)	577,944
	$3,166,891	$1,019	$3,167,910	$(1,465,742)	$(57,427)	$(1,523,169)	$1,644,741

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(30,891)	$(2,975)	$(33,866)	$229,855

Platinum interests
Marathon	$-	$4,852	$4,852	$-	$-	$-	$4,852

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(21,801)	$(9,161)	$(30,962)	$362,460

	$8,868,947	$61,409	$8,930,356	$(2,963,150)	$(125,728)	$(3,088,878)	$5,841,478

1)
Includes cumulative impairment charges to June 30, 2022 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater Marathon, Goose and Curipamba gold interests.

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	$524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest- $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin and Blackwater silver interests.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	June 30, 2022			December 31, 2021

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,015,094	$392,485	$2,407,579	$2,045,466	$392,473	$2,437,939
Sudbury 1	249,607	44,878	294,485	244,109	63,060	307,169
Constancia	92,444	6,486	98,930	96,808	6,981	103,789
San Dimas	56,945	104,405	161,350	60,574	106,149	166,723
Stillwater 2	192,729	24,801	217,530	196,853	22,932	219,785
Other 3	27,403	392,293	419,696	28,025	336,767	364,792

	$2,634,222	$965,348	$3,599,570	$2,671,835	$928,362	$3,600,197

Silver interests
Peñasquito	$233,037	$73,705	$306,742	$237,720	$84,298	$322,018
Antamina	214,310	347,073	561,383	232,977	347,075	580,052
Constancia	187,896	10,776	198,672	194,364	11,520	205,884
Other 4	259,036	318,908	577,944	272,620	320,575	593,195

	$894,279	$750,462	$1,644,741	$937,681	$763,468	$1,701,149

Palladium interests
Stillwater 2	$221,147	$8,708	$229,855	$222,859	$9,971	$232,830

Platinum interests
Marathon	$-	$4,852	$4,852	$-	$-	$-

Cobalt interests
Voisey’s Bay	$321,635	$40,825	$362,460	$330,795	$40,826	$371,621

	$4,071,283	$1,770,195	$5,841,478	$4,163,170	$1,742,627	$5,905,797

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests.

4)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests.